Nature of the Business and Summary of Significant Accounting Policies (Details 1)	Mar. 31, 2017		Dec. 31, 2016
Noncontrolling Interest [Line Items]
Percent Ownership	100.00%		100.00%
OMAG [Member]
Noncontrolling Interest [Line Items]
Percent Ownership	60.00%	[1]	60.00%
RCA [Member]
Noncontrolling Interest [Line Items]
Percent Ownership	25.00%		25.00%
CCC-Panama [Member]
Noncontrolling Interest [Line Items]
Percent Ownership	10.00%		10.00%
CCC-Oman [Member]
Noncontrolling Interest [Line Items]
Percent Ownership	5.00%		5.00%

[1]	In April 2017, OMAG exercised its options to purchase all of the LLC shares owned by both CCC-Oman and CCC-Panama. See Note 11 Subsequent Events.